PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 87.4%
Asset-Backed Securities 24.6%
Automobiles 1.3%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$481,968
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,300,481
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	1,020,616

CarMax Auto Owner Trust, Series 2021-02, Class D	1.550	10/15/27		3,700	3,397,679
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		478	473,153
Series 2020-03A, Class D	1.730	07/15/26		400	387,637
Series 2022-01A, Class E, 144A	5.020	10/15/29		3,300	2,964,545
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	147,957
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	148,947

Ford Credit Auto Owner Trust, Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,268,563
Hertz Vehicle Financing III LLC, Series 2022-01A, Class C, 144A	2.630	06/25/26		500	460,919
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,704,224
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	447,620
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		300	276,745
Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	907,999
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		737	903,622
Series 2020-02, Class F, 144A	5.763	02/25/28		800	786,952
Series 2020-02, Class R, 144A	31.355	02/25/28		567	673,744
Series 2021-01, Class E, 144A	2.365	09/25/28		298	288,867
Series 2021-01, Class F, 144A	4.280	09/25/28		600	568,931
Series 2021-02, Class D, 144A	1.138	12/26/28		1,141	1,099,305
Series 2021-02, Class E, 144A	2.280	12/26/28		819	793,147
Series 2021-03, Class E, 144A	2.102	02/26/29		600	576,284
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	3,940,755
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	877,267

Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 144A	7.375	05/15/32		1,903	1,884,338
Santander Bank NA, Series 2021-01A, Class C, 144A	3.268	12/15/31		624	605,809

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220%	09/15/26		600	$585,456
Series 2020-03, Class D	1.640	11/16/26		2,400	2,328,173
Series 2021-01, Class D	1.130	11/16/26		6,200	5,921,786
					41,223,489
Collateralized Debt Obligation 0.1%
MF1 Ltd. (Cayman Islands), Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	2.822(c)	02/19/37		3,900	3,792,784
Collateralized Loan Obligations 21.0%
Anchorage Capital Europe CLO DAC (Ireland), Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	1.015(c)	04/25/34	EUR	5,250	5,115,086
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	1,500	1,493,962
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	500	500,194

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.980(c)	01/20/34		5,000	4,863,089
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR+ 1.320% (Cap N/A, Floor 1.320%)	2.219(c)	04/18/35		25,000	24,087,622
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.225(c)	01/24/33	EUR	10,000	9,868,977
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.830(c)	01/20/32		15,000	14,683,051
Battalion CLO Ltd.,
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	3.524(c)	05/17/31		10,000	9,693,839
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.830(c)	12/19/32		9,000	8,742,569

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.682(c)	10/15/34		25,000	24,181,912

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.598%(c)	08/20/32		26,500	$25,731,455
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	7,500	7,439,631
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	4,500	4,401,319
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	17,450	16,572,361

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.710(c)	04/17/31		2,492	2,445,740
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	3.878(c)	01/25/33		30,000	29,069,295
Cathedral Lake Ltd. (Cayman Islands), Series 2021-08A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.930(c)	01/20/35		9,500	9,189,553
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.890(c)	07/20/34		10,000	9,692,684
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	8,000	7,780,640
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.940(c)	10/17/31		9,750	9,536,092
Crown City CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR+ 1.340% (Cap N/A, Floor 1.340%)	3.817(c)	04/20/35		8,750	8,425,319
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,295,066
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/22/32	EUR	20,000	19,624,204
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	3.819(c)	10/15/29		443	437,734
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.792(c)	07/15/29		218	215,415

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-06A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.962%(c)	07/15/29		6,575	$6,448,704
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.910(c)	10/20/34		4,000	3,861,000
Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.460(c)	10/20/34		6,750	6,288,881

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.111(c)	02/15/29		2,336	2,311,544
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.909(c)	01/22/31		750	737,441
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	3.522(c)	04/15/31		2,500	2,443,811
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.890(c)	10/20/31		5,000	4,900,172
Henley CLO DAC (Ireland), Series 3A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970(c)	12/25/35	EUR	3,250	3,093,858
HPS Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.363(c)	02/05/31		248	243,925
ICG US CLO Ltd. (United Kingdom), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	3.813(c)	04/25/31		3,491	3,425,097
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	0.650(c)	07/15/31	EUR	10,000	9,863,140
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.692(c)	01/15/31		1,250	1,232,596
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	3.760(c)	10/17/31		17,250	16,861,716
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	3.672(c)	10/21/30		17,000	16,675,835
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	3.880(c)	01/18/34		15,000	14,615,468

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.852%(c)	04/21/31		1,334	$1,308,930
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.128(c)	02/20/31		1,500	1,430,001
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.423(c)	10/12/30		6,500	6,394,444
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	3.632(c)	07/15/31		5,000	4,904,645
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	3.273(c)	06/20/34		13,995	13,485,672
Series 2020-22A, Class AR, 144A, 3 Month Term SOFR + 1.450% (Cap N/A, Floor 1.450%)	2.883(c)	09/01/31		17,500	17,225,915

OAK Hill European Credit Partners Designated Activity Co. (Ireland), Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.022(c)	01/21/35	EUR	9,000	8,674,442
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.846(c)	04/26/31		5,000	4,911,251
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	2.096(c)	01/15/33		9,500	9,184,147

OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	3.618(c)	07/18/31		8,500	8,493,685
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	3.820(c)	04/17/31		19,458	19,032,956
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	4.032(c)	10/30/30		989	989,673
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	2.651(c)	02/14/34		10,000	9,708,474
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.710(c)	10/20/31		9,000	8,812,262
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.692(c)	10/15/34		15,000	14,476,145

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Providus CLO DAC (Ireland), Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650%(c)	07/15/31	EUR	5,875	$5,666,003
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.890(c)	10/20/34		15,000	14,440,782
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.460(c)	10/20/34		8,925	8,319,745

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	3.958(c)	07/25/31		500	489,392
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.471(c)	05/07/31		3,000	2,938,853
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	2.501(c)	08/15/30		10,000	9,851,964

Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	3.893(c)	04/25/31		4,000	3,930,382
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.950(c)	07/20/30		420	415,204
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.836(c)	01/26/31		4,526	4,428,661
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.975(c)	04/25/30	EUR	5,989	5,987,035
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	0.710(c)	02/20/30	EUR	19,954	19,893,054
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.986(c)	10/29/34		7,250	6,968,445
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)	3.757(c)	10/20/32		22,000	21,521,513

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.980(c)	01/17/30		1,380	1,365,025
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	3.870(c)	07/20/34		15,000	14,475,461

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	1.135%(c)	07/25/34	EUR	13,500	$12,997,951
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.772(c)	01/15/32		3,250	3,188,150
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	3.920(c)	10/20/34		14,500	14,120,829
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.890(c)	01/17/31		1,000	982,710
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.840(c)	07/17/31		5,000	4,887,614
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.910(c)	10/20/31		3,000	2,943,801
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.960(c)	01/20/32		2,750	2,695,476
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.830(c)	07/20/32		17,625	17,213,033

Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	3.722(c)	10/15/34		4,500	4,324,970
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.802(c)	04/15/30		710	701,317
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.910(c)	07/20/31		4,851	4,751,901
					667,621,910
Consumer Loans 0.9%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	700	516,941
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		600	544,843
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		1,400	1,370,609
Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,415,481
Series 2021-01A, Class B, 144A	2.470	11/20/31		200	168,103
Series 2021-01A, Class C, 144A	3.410	11/20/31		100	82,884
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		792	784,403

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust, (cont’d.)
Series 2020-AA, Class A, 144A	2.190%	08/21/34		900	$872,325
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		1,267	1,260,808
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,171,273
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		1,700	1,691,428
Series 2019-A, Class D, 144A	6.220	08/08/25		1,800	1,708,056
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,500	1,404,338
Series 2021-A, Class B, 144A	1.760	03/08/28		600	564,480

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		8,400	8,397,763
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,103,082
					29,056,817
Credit Cards 0.2%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	2.093(c)	03/15/29	GBP	1,800	2,168,765
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	2.360(c)	03/15/29		1,700	1,667,184

Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	2.523(c)	11/15/28	GBP	2,840	3,442,961
					7,278,910
Home Equity Loans 0.1%
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184	03/25/33		41	40,080
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	3.759(c)	03/25/43		138	131,906
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.339(c)	04/25/34		263	253,905

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	3.299%(c)	10/25/33		1,054	$1,009,044
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	3.279(c)	10/25/33		90	88,189
					1,523,124
Other 0.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.609(c)	04/25/23		1,820	1,807,012
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	5.059(c)	06/25/24		8,640	8,425,242
					10,232,254
Residential Mortgage-Backed Securities 0.3%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.600%)	2.859(c)	06/25/33		121	117,207
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	2.679(c)	08/25/34		1,045	950,835
LSF11 Boson Investments Sarl (Compartment 2) (Luxembourg), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.637(c)	11/25/60	EUR	2,379	2,311,824
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	3.219(c)	08/25/35		300	299,186
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.488(c)	09/27/75	EUR	3,530	3,439,801
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	2.959(c)	04/25/33		39	38,089

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r)	$1,594
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	1,390	1,394,954
					8,553,490
Student Loans 0.4%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	388,223
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		634	619,081
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,104	1,084,624
Series 2019-A, Class R, 144A	0.000	10/25/48		1,574	338,196
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		2,641	2,588,154
Series 2019-D, Class 1PT, 144A	3.045(cc)	01/16/46		2,403	2,343,974
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		2,901	2,796,729

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.509(c)	11/29/24		531	530,768
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.509(c)	11/29/24		1,116	1,114,654
					11,804,403

Total Asset-Backed Securities (cost $832,252,196)					781,087,181
Bank Loans 1.6%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	6.533(c)	04/21/28		1,711	1,650,484
Auto Parts & Equipment 0.3%
Tenneco, Inc., Tranche A Term Loan, 1 Month LIBOR + 2.000%	3.060(c)	09/29/23		8,224	8,110,536

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals 0.0%
Axalta Coating Systems U.S. Holdings, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	4.000%(c)	06/01/24	2	$2,045
TPC Group, Inc., Term Loan, CME Term SOFR + 10.000%^	11.800(c)	05/31/23	66	65,709
				67,754
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	6.162(c)	08/12/28	724	708,579
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 4.000%	5.699(c)	03/01/29	3,575	3,403,697
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	6.122(c)	02/01/28	2,327	2,255,319
				5,659,016
Insurance 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	5.372(c)	11/03/24	955	919,858
New B-9 Term Loan, 1 Month LIBOR + 3.250%	5.622(c)	07/31/27	691	647,356
				1,567,214
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	4.548(c)	03/02/27	467	444,544
Media 0.2%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.249(c)	07/17/25	689	662,963
September 2019 Term Loan, 1 Month LIBOR + 2.500%	4.499(c)	04/15/27	3,767	3,586,935
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	9.786(c)	05/25/26	309	291,559
Second Lien Term Loan, 1 Month SOFR + 3.250%	5.036(c)	08/24/26	1,066	214,426

iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	5.372(c)	05/01/26	627	593,004
				5,348,887

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Metal Fabricate/Hardware 0.1%
Tank Holding Corp., Initial Term Loan, 1 Month SOFR + 6.000%	8.427%(c)	03/31/28		3,675	$3,486,656
Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	11.455(c)	11/01/25		1,317	1,388,338
Pharmaceuticals 0.2%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	4.872(c)	03/01/24		5,209	5,141,406
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%^	4.622(c)	04/23/26		990	955,094
Retail 0.2%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	7,000	6,045,426
Telecommunications 0.3%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	4.622(c)	03/15/27		826	785,609
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	5.622(c)	05/27/24		2,584	2,335,572
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 6 Month SOFR + 4.250%	4.920(c)	02/01/29		6,761	6,388,884
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	5.872(c)	10/10/24		435	359,643
Initial Term B Loan, 1 Month LIBOR + 4.000%	6.372(c)	10/10/24		653	540,219
					10,409,927

Total Bank Loans (cost $55,334,104)					50,983,861

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 8.8%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252%	06/15/54	18,000	$15,533,710
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	1,000	962,590
Series 2017-BNK06, Class A4	3.254	07/15/60	230	224,341
Series 2018-BN10, Class A4	3.428	02/15/61	4,800	4,727,656
Series 2019-BN17, Class A3	3.456	04/15/52	4,200	4,087,734
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,740,111
Series 2019-BN24, Class A2	2.707	11/15/62	3,500	3,212,328
Series 2020-BN25, Class A3	2.391	01/15/63	9,933	9,289,938
Series 2020-BN29, Class A3	1.742	11/15/53	2,000	1,706,782
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	9,222,155

Barclays Commercial Mortgage Securities Trust, Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,668,899
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	7,208,690
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	776,505
Series 2019-B10, Class A3	3.455	03/15/62	3,100	2,987,437
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,996,177
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,706,151
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	4,222,826
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,450,822
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.999(c)	10/15/36	1,785	1,722,122
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	4.299(c)	10/15/36	6,545	6,285,020
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	3.948(c)	10/15/23	11,000	9,939,798
Series 2022-LBA06, Class E, 144A, 1 Month SOFR+ 2.700% (Cap N/A, Floor 2.700%)	4.659(c)	01/15/39	13,400	12,653,281
Series 2022-VAMF, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)	4.659(c)	01/15/39	5,700	5,328,504
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	533,345
Series 2017-CD05, Class A3	3.171	08/15/50	800	768,240
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,588,454

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,640	1,602,384
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	59	58,739
Series 2016-C02, Class A3	2.575	08/10/49	3,000	2,840,981

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2017-C04, Class A3	3.209%	10/12/50	1,150	$1,110,566
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	196,966
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,291,658
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	9,245,668
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	400	390,119
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	289,907
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	96,070

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	4.765(c)	11/15/37	2,212	2,142,321
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	41,995
Series 2016-COR01, Class A3	2.826	10/10/49	693	658,943
Series 2017-COR02, Class A2	3.239	09/10/50	1,478	1,418,751

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.149(c)	05/15/36	3,300	3,200,193
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,359,185
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.958	08/15/51	1,900	1,886,540
Series 2019-C15, Class A3	3.779	03/15/52	6,000	5,882,465

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	169,932
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	382,816
Series 2017-C06, Class A4	3.071	06/10/50	600	581,804

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	234,175
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO	0.752(cc)	10/25/22	4,787	3,402
Series K069, Class X1, IO	0.351(cc)	09/25/27	6,525	106,005
Series K090, Class X1, IO	0.706(cc)	02/25/29	99,758	4,047,582
Series K093, Class X1, IO	0.952(cc)	05/25/29	13,114	692,430
Series K097, Class X1, IO	1.090(cc)	07/25/29	17,950	1,136,467
Series K101, Class X1, IO	0.836(cc)	10/25/29	18,989	942,130
Series K122, Class X1, IO	0.882(cc)	11/25/30	37,611	2,168,374
Series K1513, Class X1, IO	0.860(cc)	08/25/34	30,848	2,149,416
Series K735, Class X1, IO	0.957(cc)	05/25/26	8,454	255,926
Series Q001, Class XA, IO	2.136(cc)	02/25/32	13,971	1,115,991

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	4.386%(c)	08/01/23		8,500	$8,350,891
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.472(cc)	04/10/47		15,000	104,037
Series 2017-GS06, Class A2	3.164	05/10/50		685	665,532
Series 2017-GS07, Class A3	3.167	08/10/50		1,180	1,137,279
Series 2017-GS08, Class A3	3.205	11/10/50		1,400	1,348,123
Series 2019-GC38, Class A3	3.703	02/10/52		6,400	6,283,366

IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34		140	136,684
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47		1,400	1,386,209
Series 2015-C29, Class A4	3.611	05/15/48		1,890	1,865,084
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		3,135	3,023,773
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,060,293

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		10,600	8,713,336
MHP, Series 2022-MHIL, Class E, 144A, 1 Month Term SOFR + 2.611% (Cap N/A, Floor 2.611%)	4.569(c)	01/15/27		3,200	3,007,578
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		828	804,894
Series 2016-C29, Class A3	3.058	05/15/49		2,536	2,449,198
Series 2016-C30, Class A4	2.600	09/15/49		6,286	5,985,541
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,167,147
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,351	4,271,310
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,067,306
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	1,935,398
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,492,469
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,511,302
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		800	697,706
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,603,859

Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,574,823
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	2.600(c)	01/23/29	GBP	2,000	2,412,299
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		690	667,733

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2017-C07, Class A3	3.418%	12/15/50	2,100	$2,033,560
Series 2018-C08, Class A3	3.720	02/15/51	2,700	2,675,636
Series 2018-C10, Class A3	4.048	05/15/51	1,400	1,394,671
Series 2018-C14, Class A3	4.180	12/15/51	3,250	3,211,677
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	1,347	1,289,406
Series 2017-C39, Class A4	3.157	09/15/50	1,400	1,359,225
Series 2017-C40, Class A3	3.317	10/15/50	350	341,085
Series 2017-RB01, Class A4	3.374	03/15/50	737	721,947
Series 2018-C43, Class XB, IO	0.322(cc)	03/15/51	51,500	878,075
Series 2018-C46, Class XB, IO	0.379(cc)	08/15/51	104,789	2,122,837
Series 2020-C56, Class A4	2.194	06/15/53	3,300	2,919,494
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	6.499(c)	05/15/31	7,000	6,564,560

Total Commercial Mortgage-Backed Securities (cost $299,403,172)				278,478,860
Corporate Bonds 29.4%
Aerospace & Defense 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24	11,940	11,491,145
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,617,699
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	2,175	2,019,270
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,453	1,436,654
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	10,475	9,650,094

Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	6,825	5,855,012
				34,069,874
Airlines 0.2%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,138,062
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	98	92,781
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,281,714
				5,512,557

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900%	02/16/28	575	$502,136
Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,659,514

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	3,755	3,959,433
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	5,742,223
Sr. Unsec’d. Notes, SOFR + 1.200%(a)	2.592(c)	11/17/23	8,310	8,193,614

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25	3,500	3,473,507
				29,530,427
Auto Parts & Equipment 0.0%
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	1,700	1,671,491
Banks 7.5%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	1,250	1,162,500
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	600	546,954
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.543(c)	04/12/23	200	199,636
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	2,420	2,109,481
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,128,343
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	7,555,609
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,417,374
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	297	296,251
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	512,794
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,376,995
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,412,214
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,244,300
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	135	134,778
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	662,145
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,305,141
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,488,986
Sub. Notes, MTN	4.450	03/03/26	6,500	6,593,598
Sub. Notes, Series L, MTN	3.950	04/21/25	300	300,349

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	115,055

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932%(ff)	05/07/25	1,400	$1,378,548
Sr. Unsec’d. Notes	4.375	01/12/26	200	200,305
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	4,255	3,677,217
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28	475	429,951
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	4,415	3,731,724
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	350	342,582

BPCE SA (France), Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	10,150	9,165,917
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	6,615	6,060,836
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	1,974,277
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,020,440
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,306,422
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,439,379
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	947,831
Sr. Unsec’d. Notes	4.910(ff)	05/24/33	4,435	4,568,559
Sub. Notes	4.125	07/25/28	1,260	1,252,889
Sub. Notes	4.400	06/10/25	210	212,160
Sub. Notes	4.450	09/29/27	6,500	6,521,946
Sub. Notes	4.600	03/09/26	165	168,414

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	2,825,035
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	2,655	2,563,011
Sr. Unsec’d. Notes	6.119(ff)	07/14/26	5,925	6,034,852
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	998,934
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,976,024

Development Bank of Mongolia LLC (Mongolia), Sr. Unsec’d. Notes	7.250	10/23/23	2,800	2,692,900
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	484,760
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	752,159
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,727,392
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,869,682
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	5,945	5,304,090
Sr. Unsec’d. Notes	3.500	01/23/25	515	514,576
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	266,378
Sr. Unsec’d. Notes	3.850	01/26/27	800	799,780

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.223%(ff)	05/01/29	1,075	$1,062,449
Sr. Unsec’d. Notes, EMTN	2.500	11/26/22	2,000	1,992,835
Sr. Unsec’d. Notes, EMTN	4.100(cc)	05/31/24	2,244	2,249,716
Sub. Notes	5.150	05/22/45	125	126,078

Grupo Aval Ltd. (Colombia), Gtd. Notes	4.750	09/26/22	406	403,666
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	600	596,854
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,410,152
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,020,082
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.276(c)	10/30/22(oo)	97	96,563
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	3,964,595
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,310,188
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,305,171
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,550,677
Sr. Unsec’d. Notes(a)	2.963(ff)	01/25/33	2,690	2,393,745
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	358,858
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,417,924
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	755,178
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,517,199
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,919,922
Sub. Notes	3.875	09/10/24	310	311,876
Sub. Notes	4.250	10/01/27	215	218,834

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	780,317
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	3.407	03/07/24	1,930	1,918,745
Sr. Unsec’d. Notes	5.133(ff)	07/20/33	5,130	5,338,613
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,678,319
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	390,895
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,188,950
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,152,154
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,691,019
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,219,656
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,442,354
Sr. Unsec’d. Notes, MTN(a)	2.943(ff)	01/21/33	3,875	3,459,080
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	619,818
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,551,943

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

PNC Bank NA, Sub. Notes	4.050%	07/26/28		350	$345,017
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	4.351	06/13/25		7,500	7,531,309
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	6.750(c)	09/30/24		13,350	12,695,403
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	2.904(c)	05/12/26		5,085	5,090,488
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26		1,635	1,642,702

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26		1,180	1,051,554
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41		3,050	2,470,006
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,270,467
					238,282,844
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.000	01/15/52		3,130	2,369,909
Baxalta, Inc., Gtd. Notes	4.000	06/23/25		925	925,879
					3,295,788
Building Materials 0.2%
JELD-WEN, Inc., Gtd. Notes, 144A(a)	4.875	12/15/27		2,239	1,879,712
Masco Corp., Sr. Unsec’d. Notes	2.000	10/01/30		1,440	1,170,987
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28		2,000	1,899,421
					4,950,120
Chemicals 0.8%
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	3,900	3,411,667
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	1,400	1,363,798
INEOS Quattro Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	4,400	4,056,245

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875%	06/01/24		1,800	$1,755,000
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		4,435	4,188,814
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		2,000	1,990,000
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		1,020	942,793
Gtd. Notes	5.875	03/27/24		3,060	3,044,700
Gtd. Notes	6.500	09/27/28		600	572,716

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	84,062
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)		525	282,301
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)		129	131,095

Westlake Corp., Sr. Unsec’d. Notes	2.875	08/15/41		1,650	1,203,983
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	5.625	10/01/24		1,250	1,217,571
					24,244,745
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,125	1,091,136
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		1,800	1,398,887
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		1,353	1,238,957
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,000	885,900
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,636,250
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		2,696	2,517,814
Gtd. Notes, 144A	5.500	07/15/25		1,000	1,009,889

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	0.886	09/29/25		1,000	918,526
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	769,804
Loxam SAS (France), Sr. Sub. Notes	4.500	04/15/27	EUR	2,000	1,668,238

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125%	04/30/29	EUR	5,890	$4,890,525
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		1,000	985,000
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		320	325,305
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48		400	361,784
					19,698,015
Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,050,960
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A(a)	5.750	06/01/25		1,967	1,960,877
					4,011,837
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		5,694	4,965,707
Diversified Financial Services 0.9%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,697,540
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24		2,000	1,999,176
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	245,035
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	4.426(c)	05/31/25		9,300	9,114,000
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	393,928
Navient Solutions LLC, Sr. Unsec’d. Notes	1.015(s)	10/03/22		4,010	3,982,717
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		800	662,891
Gtd. Notes	6.125	03/15/24		1,775	1,757,661
Gtd. Notes	8.250	10/01/23		4,500	4,586,654

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Ontario Teachers’ Finance Trust (Canada), Gtd. Notes, 144A	2.125%	09/19/22		250	$249,828
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	210,850
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,236,468

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24		1,000	1,060,000
					28,196,748
Electric 1.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		494	495,364
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,300	1,168,224
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,727,985

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29		3,011	2,777,271
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	23,025
ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes	4.125	08/01/25	EUR	1,900	1,869,335
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25		475	441,987
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25		125	124,187
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26		85	92,658
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		670	801,765
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		375	497,424
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		565	615,296
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	316,460
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24		2,000	2,026,000

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	425,412
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A(h)	3.395	04/09/30		1,640	1,578,586
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		5,500	5,297,345
Gtd. Notes	6.625	01/15/27		858	871,439
Gtd. Notes, 144A	5.250	06/15/29		625	586,735

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

PacifiCorp, First Mortgage	3.300%	03/15/51		300	$248,022
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,005,314
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	509,263
Southern Co. (The), Jr. Sub. Notes	5.113	08/01/27		1,875	1,920,690
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50		2,350	2,053,215
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,303,137
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	4,963,815
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,107,084
Gtd. Notes, 144A(a)	5.000	07/31/27		3,291	3,243,114
Gtd. Notes, 144A	5.500	09/01/26		925	936,702
Gtd. Notes, 144A	5.625	02/15/27		3,700	3,710,424

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.600	06/01/32		990	1,025,449
					43,762,727
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		2,250	2,327,435
Gtd. Notes, 144A(a)	7.250	06/15/28		3,000	3,128,720
					5,456,155
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	2,987,413
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	2,400	1,990,810
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	165,600
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	584,350
					5,728,173

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.9%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26		542	$429,358
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		5,892	5,884,491
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	350	317,101
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,050	1,094,972

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	419	347,775
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,074,710
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		3,040	2,893,685
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		2,745	2,437,375
Gtd. Notes, 144A	5.141	03/15/52		2,535	2,214,950
Gtd. Notes, 144A	5.391	03/15/62		1,270	1,113,760

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	3,944,457
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		1,275	1,324,529
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		6,054	6,049,312
					29,126,475
Foods 1.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	02/15/23		2,900	2,898,037
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25		2,000	1,926,817
Gtd. Notes(a)	5.250	09/15/27		3,300	3,021,452

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	7,015,100

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	3,200	$2,672,744
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A(a)	7.500	04/15/25		4,000	3,855,572
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		375	380,231
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		1,415	1,295,258
Gtd. Notes	4.875	10/01/49		1,575	1,472,672

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	6,700	6,812,982
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		3,700	3,701,144
US Foods, Inc., Sr. Sec’d. Notes, 144A(a)	6.250	04/15/25		2,000	2,037,049
					37,089,058
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,300,508
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		3,075	3,115,910
Sr. Unsec’d. Notes	5.750	05/20/27		1,545	1,555,957
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	2,025,408
					6,697,275
Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	100	98,878
Gtd. Notes	2.250	03/07/39	EUR	300	285,137

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	441,456
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	669,254
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	449,973
					1,944,698

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services 0.7%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829%	08/15/28		1,175	$1,191,153
CAB SELAS (France), Sr. Sec’d. Notes, 144A(a)	3.375	02/01/28	EUR	3,600	3,199,595
Elevance Health, Inc., Sr. Unsec’d. Notes	3.600	03/15/51		2,590	2,221,244
HCA, Inc., Gtd. Notes	5.375	02/01/25		275	281,083
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	751,706
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,052,638
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,107,709

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,025	2,710,851
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26		3,000	2,820,473
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28		1,225	1,193,693
Sr. Sec’d. Notes	4.625	07/15/24		680	679,176
Sr. Sec’d. Notes, 144A(a)	4.875	01/01/26		1,500	1,477,619
					23,686,940
Home Builders 0.8%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		2,000	1,764,104
Gtd. Notes(a)	7.250	10/15/29		1,400	1,273,273

Century Communities, Inc., Gtd. Notes(a)	6.750	06/01/27		4,400	4,473,058
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25		6,260	5,446,200
Lennar Corp., Gtd. Notes	5.250	06/01/26		3,000	3,079,125
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		884	818,867
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27		3,000	2,632,500
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		750	761,898

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875%	06/15/27		1,325	$1,353,093
Tri Pointe Homes, Inc., Gtd. Notes(a)	5.250	06/01/27		3,000	2,892,941
					24,495,059
Insurance 0.0%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26		135	134,813
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50		505	431,255
					566,068
Internet 0.2%
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25		5,000	4,981,152
Iron/Steel 0.5%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30		9,000	8,232,067
thyssenkrupp AG (Germany), Sr. Unsec’d. Notes, EMTN	1.875	03/06/23	EUR	6,370	6,417,190
					14,649,257
Lodging 0.2%
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		935	872,593
Gtd. Notes	5.750	06/15/25		150	148,157
Gtd. Notes(a)	6.750	05/01/25		5,500	5,584,039

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		300	280,971
					6,885,760
Machinery-Diversified 0.0%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24		1,775	1,673,968

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.000%	03/01/23		2,826	$2,826,666
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		3,400	3,396,739
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	74,940
Sr. Sec’d. Notes	6.384	10/23/35		3,075	3,229,380
Sr. Sec’d. Notes	6.484	10/23/45		95	96,022

Comcast Corp., Gtd. Notes(h)	4.250	10/15/30		335	344,391
CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27		9,497	9,197,352
Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A(a)	5.375	08/15/26		1,790	390,026
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		4,500	3,716,249
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,420,547
Videotron Ltd. (Canada), Gtd. Notes, 144A(a)	5.375	06/15/24		4,940	4,958,525
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,187,420
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,800	1,891,537

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,120	3,478,957
					39,208,751
Mining 0.2%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24		2,000	1,987,620
Gtd. Notes, 144A(a)	7.500	04/01/25		2,500	2,473,125

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,230	1,145,438
Novelis Corp., Gtd. Notes, 144A(a)	3.250	11/15/26		2,150	2,002,143
					7,608,326

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National 0.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820%	06/16/28	3,000	$3,430,915
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	800	798,900
Sr. Unsec’d. Notes	3.750	11/23/23	1,000	1,003,625
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	553,963
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,105,542
Unsec’d. Notes	6.950	08/01/26	500	569,769
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,175,294

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	790	786,605
				10,424,613
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,326,749
Gtd. Notes	4.125	05/01/25	3,056	3,005,895
Gtd. Notes	5.500	12/01/24	4,000	4,062,099
				9,394,743
Oil & Gas 2.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,626,229
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	8,375	7,600,870
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,369,635
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,755	3,569,546

Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	930	1,001,387
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	96,781
Gtd. Notes, 144A	9.000	11/01/27	691	838,784

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	1,332	1,335,682
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	3,825	3,825,000

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000%	06/15/25		1,300	$1,280,718
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.875	09/18/23		4,258	4,289,722
Sr. Unsec’d. Notes	6.875	04/29/30		1,545	1,468,214

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,375	1,388,494
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		2,390	2,276,475
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,063	969,988
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,900	1,672,000
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	2,500	1,628,408
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	2,000	974,240
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	192,350
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	178,600

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		350	361,914
Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	290,565
Parkland Corp. (Canada), Gtd. Notes, 144A(a)	5.875	07/15/27		4,625	4,509,375
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,575	1,776,340
Gtd. Notes	7.375	01/17/27		701	760,059
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,400	1,688,723
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	79,975
Gtd. Notes	5.350	02/12/28		395	329,233
Gtd. Notes	6.350	02/12/48		403	264,973
Gtd. Notes(a)	6.490	01/23/27		3,045	2,755,344
Gtd. Notes	6.500	03/13/27		2,778	2,509,645
Gtd. Notes(a)	6.500	01/23/29		300	255,033
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,000	1,983,799
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	899,067
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,280	1,084,256
Gtd. Notes, EMTN	5.125	03/15/23	EUR	800	817,640
Gtd. Notes, MTN	4.625	09/21/23		1,882	1,859,416
Gtd. Notes, MTN	6.750	09/21/47		789	535,139
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,372,176

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375%	09/12/26		2,312	$2,138,600
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		1,310	1,103,511

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,236,421
Valero Energy Corp., Sr. Unsec’d. Notes(a)	2.150	09/15/27		1,420	1,288,773
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	6,999,444
					74,482,544
Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	1,762	1,341,351
Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	4,100	3,575,756
Verallia SA (France), Gtd. Notes(a)	1.625	05/14/28	EUR	5,900	5,389,651
					10,306,758
Pharmaceuticals 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25		95	95,315
Sr. Unsec’d. Notes	4.050	11/21/39		9,395	8,842,845
Sr. Unsec’d. Notes	4.500	05/14/35		150	152,716
Sr. Unsec’d. Notes	4.550	03/15/35		165	168,348
Sr. Unsec’d. Notes	4.850	06/15/44		1,115	1,129,601

Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27		5,957	3,762,131
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		975	519,188
Gtd. Notes, 144A	5.250	02/15/31		25	12,818
Gtd. Notes, 144A	7.000	01/15/28		275	152,248

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.250	12/15/25		1,300	1,300,589
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39		475	474,323

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200%	03/15/23	1,215	$1,213,233
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	1,630	1,663,569
Sr. Unsec’d. Notes	3.200	03/15/40	1,040	872,016
Sr. Unsec’d. Notes	3.400	03/15/51	2,970	2,422,390

CVS Health Corp., Sr. Unsec’d. Notes	2.700	08/21/40	1,960	1,496,446
Mylan, Inc., Gtd. Notes	4.550	04/15/28	1,240	1,191,165
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	2,000	1,346,043
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	1,300	1,056,180
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	2,095	1,723,391
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,105	3,728,748
Gtd. Notes	4.000	06/22/50	1,820	1,261,257
				34,584,560
Pipelines 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	3,125	3,111,628
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,178,292
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,167,266
Sr. Unsec’d. Notes	5.000	05/15/50	1,030	910,075
Sr. Unsec’d. Notes	5.300	04/15/47	110	99,652
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	2,725	2,060,153
Gtd. Notes	3.900	02/15/24	250	250,791

Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	1,255	912,496
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	18,733
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	5,057,184
Gtd. Notes	4.950	07/13/47	385	341,903

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%	01/31/23		350	$348,239
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	7.500	10/01/25		2,225	2,234,856
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25		225	224,461
Sr. Unsec’d. Notes	4.300	03/04/24		325	326,638
Sr. Unsec’d. Notes	4.500	11/15/23		345	347,653
					20,590,020
Real Estate 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25		4,000	3,400,095
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		2,675	2,672,501
					6,072,596
Real Estate Investment Trusts (REITs) 0.7%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		4,187	4,175,590
Sr. Unsec’d. Notes	4.750	05/01/24		4,500	4,119,432

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993	10/15/26	EUR	1,725	1,526,696
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		2,725	2,794,669
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26		3,250	2,933,019
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		6,500	6,539,064
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		575	542,985
Gtd. Notes, 144A	4.625	06/15/25		610	594,936
Gtd. Notes, 144A	4.625	12/01/29		485	462,529
					23,688,920

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A(a)	3.875%	01/15/28		1,650	$1,547,205
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,950	1,863,580
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	200	186,656
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,650	3,452,428

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A(a)	4.375	01/27/25		2,628	2,592,358
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		3,650	3,632,418
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		1,270	1,248,097
					14,522,742
Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		5,469	4,404,154
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		3,645	2,918,100
					7,322,254
Software 0.0%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		1,000	954,350
Telecommunications 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		159	134,621
Sr. Unsec’d. Notes	3.500	09/15/53		2,711	2,139,650
Sr. Unsec’d. Notes	3.650	09/15/59		1,302	1,016,049
Sr. Unsec’d. Notes	4.300	02/15/30		350	350,960
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24		975	915,464
Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	1,871,000

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		3,745	2,359,350
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		600	574,500

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France), (cont’d.)
Sr. Sec’d. Notes, 144A	7.000%	10/15/28		550	$527,142
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		3,020	3
Gtd. Notes, 144A^	8.500	10/15/24(d)		125	—
Gtd. Notes, 144A^(a)	9.750	07/15/25(d)		125	—
Level 3 Financing, Inc.,
Gtd. Notes	5.375	05/01/25		2,000	2,000,677
Sr. Sec’d. Notes, 144A	3.400	03/01/27		325	293,706

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	9,785,234
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25		585	583,067
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		2,500	2,539,005

Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22		5,100	5,132,576
Sprint Corp., Gtd. Notes	7.625	02/15/25		10,000	10,676,583
T-Mobile USA, Inc.,
Sr. Sec’d. Notes(a)	2.250	11/15/31		2,925	2,466,345
Sr. Sec’d. Notes	3.000	02/15/41		2,755	2,141,994
Sr. Sec’d. Notes	3.875	04/15/30		2,020	1,942,641
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.100	03/22/28		3,720	3,409,190
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	3,144,018
Sr. Unsec’d. Notes	3.400	03/22/41		2,000	1,708,624

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27		1,400	1,226,237
					56,938,636
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A(a)	3.375	04/01/26		1,600	1,517,862
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450	01/15/53		645	658,411
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		1,245	1,095,289

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875%	07/05/34	96	$93,612
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	680	689,026
				2,536,338
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.400	07/01/27	8,295	8,298,699

Total Corporate Bonds (cost $1,040,184,530)				935,926,138
Municipal Bonds 0.9%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	24,485
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	23,853
				48,338
Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	635	638,543
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,698,553
				2,337,096
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,946,463
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	4,337,178
				7,283,641
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	134,370

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.6%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000%(cc)	11/01/43	29,577	$15,772,683
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,150,337
				17,923,020
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	114,569

Total Municipal Bonds (cost $28,474,332)				27,841,034
Residential Mortgage-Backed Securities 5.9%
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.109(c)	10/25/28	235	234,123
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.709(c)	04/25/29	204	203,657
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.859(c)	07/25/29	1,913	1,908,777
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.259(c)	10/25/29	400	399,335
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	6.259(c)	08/26/30	159	158,884
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	10/25/30	223	223,254
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	5.959(c)	10/25/30	490	489,600
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	5.859(c)	06/25/30	495	499,107
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	2.914(c)	09/25/31	500	464,828
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	3.664(c)	01/26/32	1,310	1,253,363
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	5.214(c)	01/26/32	3,240	3,056,329

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	3.364%(c)	09/12/26	5,285	$5,258,093
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.050(c)	08/29/22	16,703	16,547,414
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	5.346(c)	10/27/22	17,252	17,074,225
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	4.602(c)	03/01/23	6,141	6,084,758

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.955(cc)	09/25/47	26	24,256
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	6.609(c)	04/25/31	1,399	1,418,577
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	4.409(c)	09/25/31	380	379,281
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	4.359(c)	10/25/39	147	146,460
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.309(c)	01/25/40	641	640,527
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	6.014(c)	01/25/42	1,060	986,267
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	7.764(c)	03/25/42	860	868,988
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	6.764(c)	03/25/42	340	333,905

Credit Suisse Mortgage Trust, Series 2020-RPL05, Class A1, 144A	3.023(cc)	08/25/60	637	614,460
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.959(c)	11/25/28	516	512,308
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	4.059(c)	04/25/29	373	369,099
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	5.559(c)	04/25/29	2,791	2,741,379
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	3.664(c)	10/25/33	1,325	1,320,941

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	4.214%(c)	10/25/33	2,045	$2,016,041
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	2,610	267,825
Series 2012-144, Class EI, IO	3.000	01/25/28	2,478	142,604
Series 2012-148, Class IC, IO	3.000	01/25/28	3,675	205,046
Series 2013-13, Class IK, IO	2.500	03/25/28	1,766	84,668
Series 2013-49, Class AI, IO	3.000	05/25/33	2,021	200,815
Series 2015-59, Class CI, IO	3.500	08/25/30	2,373	142,756
Series 2016-20, Class DI, IO	3.500	04/25/31	3,013	310,516
Series 2018-24, Class BH	3.500	04/25/48	259	257,261
Series 2018-25, Class AG	3.500	04/25/47	947	952,579
Series 2018-57, Class QV	3.500	11/25/29	1,618	1,619,518
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	5.514(c)	11/25/50	1,630	1,574,178
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	4.114(c)	11/25/50	5,328	5,312,868
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.914(c)	08/25/33	8,290	7,476,475
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	4.109(c)	02/25/50	934	928,004
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	7.359(c)	06/25/50	286	297,300
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	8.259(c)	08/25/50	2,635	2,793,801
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	6.009(c)	08/25/50	59	59,273
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	6.314(c)	10/25/50	1,180	1,208,288
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	4.314(c)	10/25/50	414	414,363
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	5.359(c)	03/25/50	65	65,160
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	5.859(c)	07/25/50	167	167,321

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	7.509%(c)	09/25/50	550	$554,140
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	5.409(c)	09/25/50	29	29,341
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	4.564(c)	01/25/34	1,370	1,224,537
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	3.164(c)	01/25/34	806	790,814
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.914(c)	10/25/41	2,530	2,318,689
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	3.764(c)	08/25/33	8,400	7,847,706
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	4.864(c)	09/25/41	1,310	1,164,343
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	3.614(c)	09/25/41	2,480	2,218,309
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	5.264(c)	12/25/41	700	600,049
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	3.864(c)	12/25/41	1,700	1,526,068
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	656	657,930
Series 4046, Class PI, IO	3.000	05/15/27	1,687	86,200
Series 4060, Class IO, IO	3.000	06/15/27	1,175	43,797
Series 4073, Class EI, IO	3.000	02/15/27	3,142	91,741
Series 4131, Class BI, IO	2.500	11/15/27	3,249	152,794
Series 4146, Class KI, IO	3.000	12/15/32	2,611	271,042
Series 4153, Class IO, IO	3.000	01/15/28	4,454	220,091
Series 4172, Class KI, IO	3.000	10/15/32	4,041	338,138
Series 4182, Class EI, IO	2.500	03/15/28	2,392	123,716
Series 4186, Class JI, IO	3.000	03/15/33	9,081	830,643
Series 4314, Class PD	3.750	07/15/43	921	933,273
Series 4574, Class AI, IO	3.000	04/15/31	1,891	165,714
Series 4631, Class GP	3.500	03/15/46	1,797	1,801,434

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	7,789	7,437,494

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000%	03/20/43		888	$159,628
Series 2014-116, Class IT, IO	4.000	08/20/44		1,135	149,865
Series 2016-164, Class IG, IO	4.000	12/20/46		1,614	267,965
Series 2017-045, Class QA	3.000	11/20/42		2,517	2,496,552
Series 2018-05, Class IB, IO	4.000	01/20/48		733	138,236
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.859(c)	10/25/28		29	29,124
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.909(c)	05/25/29		218	217,170
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	6.409(c)	10/25/30		387	387,241
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	3.114(c)	01/25/34		1,235	1,194,941
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	4.314(c)	01/25/34		1,925	1,792,265

Jupiter Mortgage PLC (United Kingdom), Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	2.355(c)	07/20/60	GBP	2,000	2,394,667
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		567	565,727
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		5,543	5,515,158
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		2,638	2,621,978
Series 2020-SL01, Class A, 144A	2.734	01/25/60		736	717,204
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60		1,214	1,180,101

Loan Revolving Advance Investment Trust, Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.721(c)	06/30/23		7,500	7,443,329
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		306	300,699
MRA Issuance Trust, Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.013(c)	09/15/22		8,598	8,593,220
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.009(c)	01/25/48		404	394,408
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.809(c)	07/25/28		136	136,006

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.659%(c)	07/25/29		61	$61,473
Oaktown Re V Ltd. (Bermuda), Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	5.859(c)	10/25/30		196	195,193
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	4.414(c)	04/25/34		2,400	2,226,806
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	6.115(c)	12/25/22		4,481	4,449,326
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	5.159(c)	02/27/24		7,197	7,024,997
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	02/25/23		1,310	1,293,398
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.909(c)	08/25/25		800	790,165
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.659(c)	03/25/28		25	24,726
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.959(c)	03/25/28		1,330	1,328,343
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.009(c)	06/25/29		712	710,166
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.209(c)	01/25/30		573	570,307
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.709(c)	01/25/30		2,200	2,157,847
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	3.364(c)	11/25/31		1,950	1,927,643
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	5.214(c)	11/25/31		2,400	2,283,573

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	2.238(c)	07/30/75	EUR	2,652	2,673,841
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.146(cc)	12/25/34		115	109,687

Total Residential Mortgage-Backed Securities (cost $192,399,062)					186,659,833

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 2.4%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400%	03/09/23		3,200	$3,071,600
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		3,000	2,996,813
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	873,282
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		1,627	1,613,935
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		4,800	4,725,900
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.500	01/28/26		1,000	958,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	241,556
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,095	2,864,423
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	608,298
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	384,950

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	230	162,199
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	589,150
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,066,150
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	558,110
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,836,266
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,245,788
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	715,816
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	619,203
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	443,708
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,094,512
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,131,475
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	3.375	10/31/23		800	802,950
Gov’t. Gtd. Notes, Series DTC	2.500	05/23/24		1,000	988,162

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375%	09/27/23		600	$602,441
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	777,633
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	399,464
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	400,771
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,384,974

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	921,634
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,813,487
Province of British Columbia (Canada), Sr. Unsec’d. Notes(a)	6.500	01/15/26		1,800	1,981,968
Province of Manitoba (Canada), Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	396,751
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23		375	376,449
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	192,345
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		384	400,402
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		565	646,776

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	219,350
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		5,500	4,878,708
Sr. Unsec’d. Notes	2.875	10/17/29		600	525,095
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	77	79,424
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	2,815	3,875,653
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,205	1,286,770

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	3,009,938
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	4.250	06/23/27(d)		1,000	390,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,662	1,282,797
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	5,646	5,231,530
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,255	836,687

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		5,658	4,941,202

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.625%	05/29/24		2,000	$1,975,149
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	400,898
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/22		950	306,850
Sr. Unsec’d. Notes	8.994	02/01/24		200	38,000
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	357,574
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	292,315
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	76,000
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		600	118,500

Total Sovereign Bonds (cost $88,140,672)					77,009,781
U.S. Government Agency Obligations 0.1%
Federal Home Loan Mortgage Corp.(h)	6.750	03/15/31		600	768,432
Federal National Mortgage Assoc.	1.875	09/24/26		765	737,451
Federal National Mortgage Assoc.	6.625	11/15/30		605	765,955
Federal National Mortgage Assoc.	7.125	01/15/30		580	743,194

Total U.S. Government Agency Obligations (cost $3,038,921)					3,015,032
U.S. Treasury Obligations 13.7%
U.S. Treasury Bonds	1.875	11/15/51		598	459,806
U.S. Treasury Bonds(h)	2.375	02/15/42		2,942	2,560,000
U.S. Treasury Notes	0.125	06/30/23		58,690	57,183,776
U.S. Treasury Notes	0.125	12/15/23		520	500,155
U.S. Treasury Notes	0.250	03/15/24		2,270	2,173,170
U.S. Treasury Notes	0.250	05/15/24		100,000	95,347,656
U.S. Treasury Notes	0.250	10/31/25		3,855	3,548,708
U.S. Treasury Notes	0.375	04/30/25		18,205	17,017,408
U.S. Treasury Notes	0.375	01/31/26		97,315	89,461,376
U.S. Treasury Notes(h)	0.375	07/31/27		1,360	1,212,631
U.S. Treasury Notes	0.500	05/31/27		430	386,899
U.S. Treasury Notes	0.750	03/31/26		66,250	61,560,742
U.S. Treasury Notes	0.750	04/30/26		1,395	1,294,407
U.S. Treasury Notes(h)	0.750	08/31/26		285	263,002
U.S. Treasury Notes	1.250	11/30/26		300	281,906
U.S. Treasury Notes	1.250	04/30/28		75	69,047
U.S. Treasury Notes	1.250	06/30/28		145	133,173
U.S. Treasury Notes	1.375	01/31/25		2,545	2,452,943
U.S. Treasury Notes	1.500	02/28/23		12,355	12,252,685
U.S. Treasury Notes	1.750	05/15/23		1,960	1,941,166
U.S. Treasury Notes	1.750	03/15/25		685	665,895

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes(k)	2.125%	05/15/25	44,470	$43,601,445
U.S. Treasury Notes(k)	2.250	11/15/24	12,385	12,210,836
U.S. Treasury Notes(k)	2.500	05/15/24	21,050	20,888,836
U.S. Treasury Notes	2.625	05/31/27	470	468,421
U.S. Treasury Notes	3.000	07/15/25	480	482,438
U.S. Treasury Notes	3.000	09/30/25	2,000	2,010,937
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	55,271
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	440,726
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	230,375
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,165	692,265
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,367,363
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	2,275	1,370,421
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	835,664
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	78,438
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	94,855

Total U.S. Treasury Obligations (cost $447,724,540)				435,594,842

	Shares
Common Stocks 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain)^	15,609	—
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	30,633	801,574

Total Common Stocks (cost $1,026,206)		801,574
Preferred Stock 0.0%
Capital Markets
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo) (cost $125,000)	5,000	132,650

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	3,206	$30,556
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	3,206	6,346

Total Rights (cost $0)		36,902
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $0)	367,799	37

Total Long-Term Investments (cost $2,988,102,735)		2,777,567,725

	Shares
Short-Term Investments 14.0%
Affiliated Mutual Funds 11.9%
PGIM Core Short-Term Bond Fund(wc)	34,314,800	312,607,828
PGIM Institutional Money Market Fund (cost $66,076,235; includes $65,967,986 of cash collateral for securities on loan)(b)(wc)	66,146,150	66,080,004

Total Affiliated Mutual Funds (cost $381,227,559)		378,687,832
Unaffiliated Fund 2.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $65,077,995)	65,077,995	65,077,995
Options Purchased*~ 0.0%
(cost $1,896,577)		1,260,060

Total Short-Term Investments (cost $448,202,131)		445,025,887

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.4% (cost $3,436,304,866)		3,222,593,612

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $2,888,441)	$(1,987,816)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.4% (cost $3,433,416,425)	3,220,605,796
Liabilities in excess of other assets(z) (1.4)%	(43,813,943)

Net Assets 100.0%	$3,176,791,853

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18,933,645 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,683,439; cash collateral of $65,967,986 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Unfunded loan commitments outstanding at July 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, CME Term SOFR + 5.000%, 5.000%(c), Maturity Date 03/01/23 (cost $21,647)^	22	$21,645	$1	$—
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.55		—		1,974	$57,664
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	8.00		—		987	—
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.55		—		1,979	57,359
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/13/22	6.85		—		15,461	49,059
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.50		—		7,719	278,421
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	10/25/22	81.00		—		9,559	60,567
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	08/11/22	21.00		—		2,319	4,947
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/23/22	17.25		—		3,832	50,904
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	08/23/22	23.00		—	EUR	1,907	14
Currency Option USD vs BRL	Put	Goldman Sachs International	08/04/22	3.90		—		1,940	—
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/09/22	4.00		—		3,803	—
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/31/22	4.40		—		844	52
Currency Option USD vs BRL	Put	Goldman Sachs International	10/11/22	3.90		—		1,942	99
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	08/18/22	675.00		—		3,806	1
Currency Option USD vs CLP	Put	Citibank, N.A.	10/20/22	650.00		—		1,902	44
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	5.60		—		1,974	—
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	5.75		—		1,979	—
Currency Option USD vs COP	Put	Morgan Stanley & Co. International PLC	08/18/22	3,650.00		—		2,854	32

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	08/11/22	18.00		—		2,319	$2
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	09/06/22	17.00		—		9,862	47
Currency Option USD vs ZAR	Put	Citibank, N.A.	09/23/22	14.25		—		3,832	453
Currency Option USD vs ZAR	Put	JPMorgan Chase Bank, N.A.	09/28/22	13.00		—		3,803	34
Total OTC Traded (cost $502,422)									$559,699

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	52,140	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	42,740	—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	42,740	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,770	43
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,770	43
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	09/21/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	46,770	43
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	44,330	87
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	44,330	87
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$91.00	CDX.NA.HY.38. V2(Q)	5.00%(Q)	9,630	4,865
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	09/21/22	$92.00	CDX.NA.HY.38. V2(Q)	5.00%(Q)	9,630	22,225
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	52,140	126,949
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	42,740	32,410
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	42,740	24,451

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,770	$89,609
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	09/21/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,770	89,609
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,770	78,450
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	44,330	115,745
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	44,330	115,745
Total OTC Swaptions (cost $1,394,155)								$700,361
Total Options Purchased (cost $1,896,577)								$1,260,060
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	08/08/22	6.90	—		2,961	$(628)
Currency Option USD vs CNH	Call	Goldman Sachs International	09/02/22	6.80	—		1,979	(7,643)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/13/22	7.05	—		15,461	(10,799)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	10/19/22	6.75	—		7,719	(75,606)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	10/25/22	83.00	—		9,559	(22,151)
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/23/22	18.25	—		3,832	(16,362)
Currency Option EUR vs CZK	Put	JPMorgan Chase Bank, N.A.	08/23/22	24.50	—	EUR	1,907	(5,057)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/09/22	5.10	—		3,803	(24,758)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/31/22	5.00	—		844	(5,721)
Currency Option USD vs CLP	Put	Morgan Stanley & Co. International PLC	08/18/22	880.00	—		3,806	(37,527)
Currency Option USD vs CLP	Put	Citibank, N.A.	10/20/22	850.00	—		1,902	(23,491)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	08/08/22	6.40	—	1,974	$(1)
Currency Option USD vs CNH	Put	Goldman Sachs International	09/02/22	6.25	—	1,979	(6)
Currency Option USD vs COP	Put	Morgan Stanley & Co. International PLC	08/18/22	4,150.00	—	2,854	(12,252)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	08/11/22	20.30	—	2,319	(14,356)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	09/06/22	21.50	—	9,862	(519,288)
Currency Option USD vs ZAR	Put	Citibank, N.A.	09/23/22	16.25	—	3,832	(45,298)
Total OTC Traded (premiums received $802,582)							$(820,944)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	52,140	$(4,141)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	42,740	(16,014)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	42,740	(51,994)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,770	(92,958)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	09/21/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,770	(123,994)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	09/21/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	46,770	(123,994)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	44,330	(134,031)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	44,330	(134,031)
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	10/19/22	$95.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	9,630	(71,843)
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	$95.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	9,630	(106,143)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		52,140	$(10,702)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		42,740	(5,972)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		42,740	(5,599)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.10%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		46,770	(35,433)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	09/21/22	1.13%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		46,770	(32,249)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.18%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		46,770	(27,066)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		40,430	(15,109)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		40,430	(11,293)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		44,330	(46,814)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		44,330	(43,711)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)		40,430	(7,984)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		17,600	(545)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		33,930	(948)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	20,000	(33,062)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	14,420	(31,242)
Total OTC Swaptions (premiums received $2,085,859)									$(1,166,872)
Total Options Written (premiums received $2,888,441)									$(1,987,816)
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
8,276	2 Year U.S. Treasury Notes	Sep. 2022	$1,741,774,723	$(2,409,008)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Futures contracts outstanding at July 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
294	5 Year Euro-Bobl	Sep. 2022	$38,422,723	$(763,877)
854	5 Year U.S. Treasury Notes	Sep. 2022	97,122,482	(1,612,862)
182	10 Year Euro-Bund	Sep. 2022	29,323,105	(1,024,285)
1,412	10 Year U.S. Treasury Notes	Sep. 2022	171,050,570	(3,460,576)
785	10 Year U.S. Ultra Treasury Notes	Sep. 2022	103,031,250	(1,518,316)
298	20 Year U.S. Treasury Bonds	Sep. 2022	42,912,000	(1,263,235)
243	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	38,469,938	(1,267,665)
182	Euro Schatz Index	Sep. 2022	20,486,553	(139,927)
				(11,050,743)
				$(13,459,751)
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	1,394	$949,346	$975,135	$25,789	$—
Brazilian Real,
Expiring 08/02/22	Goldman Sachs International	BRL	10,705	2,030,000	2,066,467	36,467	—
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	77,575	14,716,671	14,975,073	258,402	—
Expiring 08/02/22	UBS AG	BRL	8,667	1,601,000	1,673,164	72,164	—
Expiring 09/02/22	The Toronto-Dominion Bank	BRL	69,789	12,639,767	13,349,017	709,250	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	742,405	889,107	816,141	—	(72,966)
Chinese Renminbi,
Expiring 08/23/22	Citibank, N.A.	CNH	30,590	4,558,000	4,533,077	—	(24,923)
Expiring 08/23/22	Goldman Sachs International	CNH	27,835	4,136,000	4,124,785	—	(11,215)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	19,428,593	5,022,579	4,489,492	—	(533,087)
Czech Koruna,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	66,441	2,689,142	2,729,620	40,478	—
Hungarian Forint,
Expiring 10/19/22	Bank of America, N.A.	HUF	807,879	2,033,000	2,001,829	—	(31,171)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/22	Barclays Bank PLC	HUF	1,081,357	$2,739,000	$2,679,477	$—	$(59,523)
Expiring 10/19/22	Barclays Bank PLC	HUF	630,681	1,568,000	1,562,754	—	(5,246)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	857,335	2,067,000	2,124,375	57,375	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	690,966	1,668,000	1,712,132	44,132	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	664,155	1,603,000	1,645,698	42,698	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	608,232	1,489,816	1,507,128	17,312	—
Expiring 10/19/22	UBS AG	HUF	836,596	2,054,000	2,072,987	18,987	—
Expiring 10/19/22	UBS AG	HUF	804,317	2,031,000	1,993,003	—	(37,997)
Expiring 10/19/22	UBS AG	HUF	671,042	1,652,000	1,662,765	10,765	—
Indonesian Rupiah,
Expiring 09/21/22	Goldman Sachs International	IDR	16,596,120	1,102,000	1,117,420	15,420	—
Expiring 09/21/22	Standard Chartered Bank	IDR	23,541,678	1,566,000	1,585,066	19,066	—
Israeli Shekel,
Expiring 09/21/22	Bank of America, N.A.	ILS	10,143	2,889,000	2,993,872	104,872	—
Expiring 09/21/22	Goldman Sachs International	ILS	13,959	4,026,000	4,119,967	93,967	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	1,060	314,000	312,990	—	(1,010)
Mexican Peso,
Expiring 09/21/22	BNP Paribas S.A.	MXN	46,541	2,330,000	2,260,404	—	(69,596)
Expiring 09/21/22	HSBC Bank PLC	MXN	158,938	7,917,399	7,719,351	—	(198,048)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	63,272	3,164,000	3,073,026	—	(90,974)
New Taiwanese Dollar,
Expiring 09/21/22	Goldman Sachs International	TWD	147,453	4,979,000	4,923,624	—	(55,376)
Expiring 09/21/22	Goldman Sachs International	TWD	123,185	4,145,000	4,113,294	—	(31,706)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	TWD	123,094	4,145,000	4,110,249	—	(34,751)
Expiring 09/21/22	UBS AG	TWD	121,965	4,094,000	4,072,548	—	(21,452)
Peruvian Nuevo Sol,
Expiring 09/21/22	Bank of America, N.A.	PEN	6,091	1,622,478	1,541,540	—	(80,938)
Expiring 09/21/22	Barclays Bank PLC	PEN	4,912	1,308,904	1,242,992	—	(65,912)
Expiring 09/21/22	Barclays Bank PLC	PEN	2,734	728,618	691,924	—	(36,694)
Expiring 09/21/22	BNP Paribas S.A.	PEN	21,985	5,778,753	5,563,743	—	(215,010)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 09/21/22	Bank of America, N.A.	PHP	255,613	$4,706,000	$4,602,812	$—	$(103,188)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	221,074	4,104,000	3,980,868	—	(123,132)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	173,898	3,247,388	3,131,361	—	(116,027)
Expiring 09/21/22	Standard Chartered Bank	PHP	259,762	4,852,195	4,677,519	—	(174,676)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	246,591	4,609,176	4,440,344	—	(168,832)
Polish Zloty,
Expiring 10/19/22	HSBC Bank PLC	PLN	39,274	8,224,508	8,353,683	129,175	—
Expiring 10/19/22	HSBC Bank PLC	PLN	11,282	2,339,328	2,399,655	60,327	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	16,667	3,583,000	3,545,003	—	(37,997)
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	2,132	1,553,136	1,543,560	—	(9,576)
Expiring 09/21/22	HSBC Bank PLC	SGD	2,639	1,907,000	1,910,741	3,741	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	2,188	1,579,000	1,584,098	5,098	—
South African Rand,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	47,891	2,825,000	2,864,266	39,266	—
Expiring 09/21/22	Standard Chartered Bank	ZAR	37,552	2,314,000	2,245,913	—	(68,087)
South Korean Won,
Expiring 09/21/22	Goldman Sachs International	KRW	4,297,901	3,278,000	3,299,466	21,466	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	5,627,296	4,302,000	4,320,033	18,033	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,482,160	1,913,000	1,905,535	—	(7,465)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	5,768,918	4,463,000	4,428,756	—	(34,244)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	1,244,279	957,000	955,224	—	(1,776)
Thai Baht,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	229,071	6,342,000	6,246,226	—	(95,774)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	148,259	$4,111,000	$4,042,685	$—	$(68,315)
Expiring 09/21/22	Standard Chartered Bank	THB	150,509	4,145,000	4,104,037	—	(40,963)
				$193,601,311	$192,717,914	1,844,250	(2,727,647)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	1,394	$976,720	$975,136	$1,584	$—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	1,997	1,357,960	1,397,213	—	(39,253)
Brazilian Real,
Expiring 08/02/22	Citibank, N.A.	BRL	16,019	2,941,000	3,092,396	—	(151,396)
Expiring 08/02/22	Standard Chartered Bank	BRL	11,139	2,049,000	2,150,242	—	(101,242)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	69,789	12,753,760	13,472,067	—	(718,307)
British Pound,
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	35,996	42,883,885	43,920,956	—	(1,037,071)
Canadian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	1,247	949,000	973,538	—	(24,538)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	1,236	949,000	965,201	—	(16,201)
Chilean Peso,
Expiring 09/21/22	UBS AG	CLP	2,735,847	2,947,000	3,007,577	—	(60,577)
Expiring 09/21/22	UBS AG	CLP	1,910,453	1,984,000	2,100,203	—	(116,203)
Expiring 09/21/22	UBS AG	CLP	1,690,697	1,713,000	1,858,620	—	(145,620)
Chinese Renminbi,
Expiring 08/23/22	Goldman Sachs International	CNH	14,890	2,179,000	2,206,447	—	(27,447)
Expiring 08/23/22	HSBC Bank PLC	CNH	32,083	4,787,000	4,754,278	32,722	—
Expiring 08/23/22	HSBC Bank PLC	CNH	27,741	4,104,000	4,110,888	—	(6,888)
Expiring 08/23/22	HSBC Bank PLC	CNH	26,992	4,000,000	3,999,865	135	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	219,704	$32,086,211	$32,557,417	$—	$(471,206)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	28,160	4,174,000	4,172,980	1,020	—
Colombian Peso,
Expiring 09/21/22	BNP Paribas S.A.	COP	3,421,419	751,317	790,610	—	(39,293)
Expiring 09/21/22	Citibank, N.A.	COP	12,393,277	2,645,000	2,863,796	—	(218,796)
Czech Koruna,
Expiring 10/19/22	HSBC Bank PLC	CZK	101,290	4,174,000	4,161,342	12,658	—
Euro,
Expiring 10/19/22	Barclays Bank PLC	EUR	60,452	61,278,445	62,145,739	—	(867,294)
Expiring 10/19/22	Barclays Bank PLC	EUR	4,099	4,226,000	4,213,732	12,268	—
Expiring 10/19/22	Deutsche Bank AG	EUR	106,036	107,494,690	109,007,495	—	(1,512,805)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	5,175	5,306,000	5,320,048	—	(14,048)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	3,255	3,346,000	3,346,429	—	(429)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,197	1,219,611	1,230,693	—	(11,082)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,050	1,078,382	1,079,194	—	(812)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	942	949,000	968,225	—	(19,225)
Expiring 10/19/22	Standard Chartered Bank	EUR	100,320	102,946,019	103,130,795	—	(184,776)
Expiring 10/19/22	UBS AG	EUR	1,149	1,166,000	1,180,703	—	(14,703)
Indian Rupee,
Expiring 09/21/22	Barclays Bank PLC	INR	76,544	971,000	960,154	10,846	—
Expiring 09/21/22	Credit Suisse International	INR	251,783	3,202,530	3,158,321	44,209	—
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	22,461,039	1,553,645	1,512,307	41,338	—
Expiring 09/21/22	Standard Chartered Bank	IDR	58,061,775	3,948,000	3,909,311	38,689	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	20,499	6,185,026	6,050,440	134,586	—
Expiring 09/21/22	Barclays Bank PLC	ILS	8,202	2,460,000	2,420,738	39,262	—
Expiring 09/21/22	Citibank, N.A.	ILS	20,499	6,190,630	6,050,440	140,190	—
Expiring 09/21/22	Citibank, N.A.	ILS	16,703	4,858,000	4,929,947	—	(71,947)
Expiring 09/21/22	Citibank, N.A.	ILS	13,840	4,021,000	4,085,109	—	(64,109)
Expiring 09/21/22	Citibank, N.A.	ILS	10,777	3,240,000	3,180,964	59,036	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/21/22	Citibank, N.A.	ILS	6,944	$2,016,000	$2,049,606	$—	$(33,606)
Expiring 09/21/22	Citibank, N.A.	ILS	6,897	2,016,000	2,035,563	—	(19,563)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	15,116	4,338,000	4,461,528	—	(123,528)
Mexican Peso,
Expiring 09/21/22	Bank of America, N.A.	MXN	83,216	4,031,000	4,041,644	—	(10,644)
Expiring 09/21/22	Goldman Sachs International	MXN	84,051	4,062,000	4,082,230	—	(20,230)
Expiring 09/21/22	Goldman Sachs International	MXN	48,735	2,336,000	2,367,000	—	(31,000)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	51,180	2,433,000	2,485,746	—	(52,746)
Expiring 09/21/22	Standard Chartered Bank	MXN	19,992	953,000	970,994	—	(17,994)
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	149,233	5,094,160	4,983,071	111,089	—
Expiring 09/21/22	Citibank, N.A.	TWD	108,342	3,687,000	3,617,677	69,323	—
Expiring 09/21/22	Goldman Sachs International	TWD	172,807	5,906,107	5,770,212	135,895	—
Expiring 09/21/22	HSBC Bank PLC	TWD	184,153	6,294,327	6,149,079	145,248	—
Expiring 09/21/22	HSBC Bank PLC	TWD	83,407	2,862,000	2,785,062	76,938	—
Expiring 09/21/22	HSBC Bank PLC	TWD	28,065	954,000	937,114	16,886	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	165,536	5,651,000	5,527,428	123,572	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	141,322	4,788,000	4,718,904	69,096	—
Peruvian Nuevo Sol,
Expiring 09/21/22	Barclays Bank PLC	PEN	5,808	1,474,610	1,469,686	4,924	—
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	301,725	5,313,000	5,433,144	—	(120,144)
Expiring 09/21/22	Citibank, N.A.	PHP	191,086	3,454,000	3,440,865	13,135	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	160,439	2,850,360	2,889,014	—	(38,654)
Expiring 09/21/22	Standard Chartered Bank	PHP	180,941	3,230,000	3,258,197	—	(28,197)
Expiring 09/21/22	Standard Chartered Bank	PHP	120,625	2,140,640	2,172,086	—	(31,446)
South African Rand,
Expiring 09/21/22	Deutsche Bank AG	ZAR	41,388	2,528,000	2,475,366	52,634	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	46,822	2,763,000	2,800,335	—	(37,335)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	64,281	3,756,000	3,844,535	—	(88,535)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	30,898	$1,799,263	$1,847,938	$—	$(48,675)
Expiring 09/21/22	Standard Chartered Bank	ZAR	35,720	2,279,497	2,136,338	143,159	—
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	6,083,359	4,895,709	4,670,149	225,560	—
Expiring 09/21/22	Goldman Sachs International	KRW	5,401,392	4,192,000	4,146,608	45,392	—
Expiring 09/21/22	HSBC Bank PLC	KRW	4,055,832	3,138,000	3,113,632	24,368	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	5,849,019	4,510,000	4,490,248	19,752	—
Swiss Franc,
Expiring 10/19/22	HSBC Bank PLC	CHF	1,010	1,034,594	1,067,540	—	(32,946)
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	150,273	4,112,000	4,097,600	14,400	—
Expiring 09/21/22	Goldman Sachs International	THB	84,773	2,482,000	2,311,557	170,443	—
Expiring 09/21/22	Goldman Sachs International	THB	75,988	2,215,148	2,072,030	143,118	—
Expiring 09/21/22	HSBC Bank PLC	THB	144,371	4,143,000	3,936,668	206,332	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	398,420	11,675,666	10,864,008	811,658	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	224,111	6,448,324	6,111,005	337,319	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	179,614	5,068,000	4,897,653	170,347	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	166,446	4,737,000	4,538,609	198,391	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	152,192	4,233,000	4,149,938	83,062	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	149,583	4,084,000	4,078,774	5,226	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	101,644	2,962,852	2,771,587	191,265	—
Turkish Lira,
Expiring 09/21/22	Barclays Bank PLC	TRY	10,635	572,000	554,471	17,529	—
Expiring 09/21/22	UBS AG	TRY	10,741	605,055	560,022	45,033	—
				$616,163,143	$618,594,017	4,239,637	(6,670,511)
						$6,083,887	$(9,398,158)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	1,000	$387,928	$1,191	$386,737	Goldman Sachs International
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	1,000	(17,011)	1,191	(18,202)	Goldman Sachs International
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	1,500	(16,635)	1,787	(18,422)	Goldman Sachs International
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	6,000	435,495	7,147	428,348	Goldman Sachs International
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	1,000	(15,605)	1,191	(16,796)	Goldman Sachs International
People’s Republic of China (D01)	06/20/27	1.000%(Q)	6,000	(81,807)	7,147	(88,954)	Goldman Sachs International
Republic of Argentina (D01)	06/20/27	1.000%(Q)	1,000	779,948	1,191	778,757	Goldman Sachs International
Republic of Chile (D01)	06/20/27	1.000%(Q)	1,500	19,178	1,787	17,391	Goldman Sachs International
Republic of Colombia (D01)	06/20/27	1.000%(Q)	3,000	202,089	3,574	198,515	Goldman Sachs International
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	4,500	27,039	5,361	21,678	Goldman Sachs International
Republic of Panama (D01)	06/20/27	1.000%(Q)	1,000	13,453	1,191	12,262	Goldman Sachs International
Republic of Peru (D01)	06/20/27	1.000%(Q)	1,500	16,808	1,787	15,021	Goldman Sachs International
Republic of Philippines (D01)	06/20/27	1.000%(Q)	1,000	952	1,191	(239)	Goldman Sachs International
Republic of South Africa (D01)	06/20/27	1.000%(Q)	6,000	495,568	7,147	488,421	Goldman Sachs International
Republic of Turkey (D01)	06/20/27	1.000%(Q)	6,000	1,549,565	7,147	1,542,418	Goldman Sachs International
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	1,000	818,586	1,191	817,395	Goldman Sachs International
State of Qatar (D01)	06/20/27	1.000%(Q)	1,000	(16,854)	1,191	(18,045)	Goldman Sachs International
United Mexican States (D01)	06/20/27	1.000%(Q)	6,000	144,138	7,147	136,991	Goldman Sachs International
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	2,000	775,857	1,576	774,281	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	2,000	(34,021)	1,576	(35,597)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	3,000	(33,271)	2,364	(35,635)	Morgan Stanley & Co. International PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	12,000	$870,990	$9,454	$861,536	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	2,000	(31,208)	1,576	(32,784)	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	06/20/27	1.000%(Q)	12,000	(163,613)	9,454	(173,067)	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	06/20/27	1.000%(Q)	2,000	1,559,897	1,576	1,558,321	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	06/20/27	1.000%(Q)	3,000	38,356	2,364	35,992	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	06/20/27	1.000%(Q)	6,000	404,178	4,727	399,451	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	9,000	54,078	7,091	46,987	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	06/20/27	1.000%(Q)	2,000	26,906	1,576	25,330	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	06/20/27	1.000%(Q)	3,000	33,615	2,364	31,251	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	06/20/27	1.000%(Q)	2,000	1,905	1,576	329	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	06/20/27	1.000%(Q)	12,000	991,137	9,454	981,683	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	06/20/27	1.000%(Q)	12,000	3,099,131	9,454	3,089,677	Morgan Stanley & Co. International PLC
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	2,000	1,637,172	1,576	1,635,596	Morgan Stanley & Co. International PLC
State of Qatar (D02)	06/20/27	1.000%(Q)	2,000	(33,708)	1,576	(35,284)	Morgan Stanley & Co. International PLC
United Mexican States (D02)	06/20/27	1.000%(Q)	12,000	288,277	9,454	278,823	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D03)	06/20/27	1.000%(Q)	2,000	775,857	4,769	771,088	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D03)	06/20/27	1.000%(Q)	2,000	(34,021)	4,769	(38,790)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D03)	06/20/27	1.000%(Q)	3,000	(33,271)	7,153	(40,424)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D03)	06/20/27	1.000%(Q)	12,000	870,991	28,612	842,379	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D03)	06/20/27	1.000%(Q)	2,000	(31,208)	4,769	(35,977)	Morgan Stanley & Co. International PLC
People’s Republic of China (D03)	06/20/27	1.000%(Q)	12,000	(163,612)	28,612	(192,224)	Morgan Stanley & Co. International PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D03)	06/20/27	1.000%(Q)	2,000	$1,559,897	$4,769	$1,555,128	Morgan Stanley & Co. International PLC
Republic of Chile (D03)	06/20/27	1.000%(Q)	3,000	38,356	7,153	31,203	Morgan Stanley & Co. International PLC
Republic of Colombia (D03)	06/20/27	1.000%(Q)	6,000	404,179	14,306	389,873	Morgan Stanley & Co. International PLC
Republic of Indonesia (D03)	06/20/27	1.000%(Q)	9,000	54,078	21,459	32,619	Morgan Stanley & Co. International PLC
Republic of Panama (D03)	06/20/27	1.000%(Q)	2,000	26,906	4,769	22,137	Morgan Stanley & Co. International PLC
Republic of Peru (D03)	06/20/27	1.000%(Q)	3,000	33,615	7,153	26,462	Morgan Stanley & Co. International PLC
Republic of Philippines (D03)	06/20/27	1.000%(Q)	2,000	1,905	4,769	(2,864)	Morgan Stanley & Co. International PLC
Republic of South Africa (D03)	06/20/27	1.000%(Q)	12,000	991,137	28,612	962,525	Morgan Stanley & Co. International PLC
Republic of Turkey (D03)	06/20/27	1.000%(Q)	12,000	3,099,131	28,612	3,070,519	Morgan Stanley & Co. International PLC
Republic of Ukraine (D03)	06/20/27	1.000%(Q)	2,000	1,637,172	4,769	1,632,403	Morgan Stanley & Co. International PLC
State of Qatar (D03)	06/20/27	1.000%(Q)	2,000	(33,708)	4,769	(38,477)	Morgan Stanley & Co. International PLC
United Mexican States (D03)	06/20/27	1.000%(Q)	12,000	288,278	28,612	259,666	Morgan Stanley & Co. International PLC
				$23,714,195	$376,783	$23,337,412

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	50,000	3.250%	$(4,653,640)	$(107,212)	$(4,546,428)	Goldman Sachs International

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)(cont’d.)**:
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	100,000	3.250%	$(9,307,280)	$(135,510)	$(9,171,770)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D03)	06/20/27	1.000%(Q)	100,000	3.250%	(9,307,280)	(335,970)	(8,971,310)	Morgan Stanley & Co. International PLC
					$(23,268,200)	$(578,692)	$(22,689,508)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D03).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	08/14/22	0.500%(M)	9,274	0.500%	$7,981	$(902)	$8,883	Goldman Sachs International
GS_21-PJA	08/14/22	0.250%(M)	17,879	*	7,693	(869)	8,562	Goldman Sachs International
					$15,674	$(1,771)	$17,445

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	2,715	$1,132,003	$974,281	$157,722	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	2,425	1,380,492	1,469,098	(88,606)	Barclays Bank PLC
Russian Federation	06/20/25	1.000%(Q)	13,000	8,483,493	7,421,917	1,061,576	HSBC Bank PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Russian Federation	06/20/27	1.000%(Q)	1,000	$652,577	$752,580	$(100,003)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	450	(1,899)	512	(2,411)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(1,857)	1,241	(3,098)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(633)	470	(1,103)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(633)	435	(1,068)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(633)	159	(792)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(317)	85	(402)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	285	(274)	1,148	(1,422)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	220	(212)	740	(952)	Citibank, N.A.
				$11,642,107	$10,622,666	$1,019,441

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	09/20/22	1.000%(Q)		2,220	0.580%	$3,891	$1,558	$2,333	Morgan Stanley & Co. International PLC
AT&T, Inc.	06/20/23	1.000%(Q)		1,280	0.870%	2,931	562	2,369	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)		1,760	1.281%	(7,008)	4,596	(11,604)	Goldman Sachs International
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)		3,000	*	34,666	(19,409)	54,075	Deutsche Bank AG
Electricite de France SA	12/20/22	1.000%(Q)	EUR	3,200	0.437%	11,163	12,677	(1,514)	Goldman Sachs International
EQT Corp.	12/20/22	5.000%(Q)		1,350	0.994%	29,052	19,682	9,370	Credit Suisse International
General Motors Co.	06/20/26	5.000%(Q)		3,580	1.845%	423,455	542,872	(119,417)	Goldman Sachs International
Halliburton Company	12/20/26	1.000%(Q)		1,600	1.056%	(1,766)	13,464	(15,230)	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		600	0.854%	2,311	4,392	(2,081)	Goldman Sachs International

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	*	$(238,882)	$(220,561)	$(18,321)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	3.955%	(8,992)	(4,308)	(4,684)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	286	3.955%	(7,050)	(2,869)	(4,181)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.955%	(3,079)	(1,244)	(1,835)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.955%	(3,079)	(1,511)	(1,568)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.955%	(3,080)	(1,485)	(1,595)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	3.955%	(1,602)	(652)	(950)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	5.277%	(26,191)	(12,998)	(13,193)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	5.277%	(20,218)	(9,917)	(10,301)	Citibank, N.A.
Republic of Italy	09/20/22	1.000%(Q)	3,375	0.423%	6,785	4,317	2,468	Bank of America, N.A.
Russian Federation	03/20/25	1.000%(Q)	13,000	*	(8,483,493)	(7,364,770)	(1,118,723)	HSBC Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	1.002%	3,573	29,263	(25,690)	Goldman Sachs International
State of Israel	09/20/22	1.000%(Q)	2,000	0.112%	4,877	2,510	2,367	HSBC Bank PLC
Targa Resources Partners LP	06/20/23	5.000%(Q)	1,560	1.471%	57,465	48,379	9,086	Morgan Stanley & Co. International PLC
Targa Resources Partners LP	06/20/23	5.000%(Q)	1,040	1.471%	38,310	33,745	4,565	Morgan Stanley & Co. International PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	4,820	1.000%	5,559	78,623	(73,064)	Goldman Sachs International
					$(8,180,402)	$(6,843,084)	$(1,337,318)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	447,225	$(5,406,837)	$(4,450,555)	$956,282

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	10,831	4.710%	$435,047	$186,233	$(248,814)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,340	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(53,314)	$32,696	$86,010
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	23,855	46,837
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(448,713)	531,396	980,109
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	398,509	488,749	90,240
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	121,712	121,712
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	151,757	309,358
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(22,856)	44,998	67,854
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	143,032	189,127	46,095
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	52,590	80,487
					$(191,822)	$1,636,880	$1,828,702

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement^:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 60 bps(T)	Goldman Sachs International	09/20/22	(10,740)	$(334,339)	$—	$(334,339)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).